Deferred Income Tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 310,616	S/ 1,943,441	S/ 1,506,909
Tax Expense Income At Applicable Tax Rate	91,632	573,315	444,538
Tax Effect Of Revenues from Foreign Subsidiaries	(54,020)	(18,570)	(37,681)
Tax Effect Of Revenues Exempt From Taxation 2011	(131,595)	(128,623)	(49,484)
Tax Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	28,452	64,303	80,555
Tax effect of foreign tax rates	(7,402)	2,901	(22,413)
Income Tax Expense Continuing Operations	S/ (72,933)	S/ 493,326	S/ 415,515
Accounting Profit Percentage	100.00%	100.00%	100.00%
Applicable Tax Rate	29.50%	29.50%	29.50%
Tax Rate Effect Of Revenues from Foreign Subsidiaries	(17.40%)	(1.00%)	(2.50%)
Tax Rate Effect Of Revenues Exempt From Taxation	(42.40%)	(6.60%)	(3.30%)
Tax Rate Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	9.20%	3.30%	5.30%
Tax Rate Effect Of Foreign Tax Rates	(2.40%)	0.20%	(1.40%)
Average Effective Tax Rate	(23.50%)	25.40%	27.60%